Note 14 - Goodwill and Intangible Assets, Net - Schedule of Goodwill Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Dec. 31, 2021
Goodwill	$ 14,626	$ 0		$ 0
Accumulated impairment losses	(13,895)	0		0
Goodwill, net as of December 31, 2021	731	0	$ 731	0
Goodwill acquired	14,626	0
Impairment losses	(13,895)	0
Goodwill Impairment [Member]
Impairment losses	(13,895)
E-Commerce Operations [Member]
Goodwill	0	0		0
Accumulated impairment losses	0	0		0
Goodwill, net as of December 31, 2021	0	0		0
Goodwill acquired	0	0
Impairment losses		0
E-Commerce Operations [Member] | Goodwill Impairment [Member]
Impairment losses	0
Healthcare Operations [Member]
Goodwill	14,626	0		0
Accumulated impairment losses	(13,895)	0		0
Goodwill, net as of December 31, 2021	731	0		$ 0
Goodwill acquired	14,626	0
Impairment losses		$ 0
Healthcare Operations [Member] | Goodwill Impairment [Member]
Impairment losses	$ (13,895)